Non-Controlling Interests (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Reserve Quantities [Line Items]
Balance, beginning of period	$ 19,538
Net assets contributed		196,250
Elimination of GRD Cali, LLC non-controlling interest	22,128
Non-controlling interest's 40% share of GRD Cali, LLC	(36,366)	(153,762)
Non-controlling interest's 40% share of Idalia, LLC	(129)	(22,950)
Non-controlling interest's 13% share of GR Michigan, LLC	(38,554)
Balance, end of period	(33,383)	19,538
Current assets	1,834,775	1,432,962
Current liabilities	1,799,104	4,142,489
G R Michigan L L C [Member]
Reserve Quantities [Line Items]
Current assets	74,961
Long term assets	603,895
Current liabilities	489,266
Advances from parent	68,994
Net loss for the period	$ 296,570